Other income, net (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of employee benefits [Abstract]
Disclosure of detailed information about other income [Text Block]
	2016 RMB	2017 RMB	2018 RMB
Unconditional government grants	1,434	6,253	5,832
Others	322	72	(2,143)
	1,756	6,325	3,689